Issued share capital, share premium account and share options - Share premium account (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Balance at beginning of year	€ 1,328.2	€ 1,161.6
Balance at end of year	1,379.9	1,328.2	€ 1,161.6
Share Premium Account
Balance at beginning of year	1,328.2	1,161.6	738.5
Net proceeds from shares issued	31.7	46.8	423.1
Share premium receivable on shares issued	20.0	119.8
Balance at end of year	€ 1,379.9	€ 1,328.2	€ 1,161.6